Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Pension plans
Employer contributions
2024 (estimated)	$ 11
Other post-employment benefit plans
Employer contributions
2024 (estimated)	0
2024 | Pension plans
Expected future benefit payments
Settlements	48
2024 | Other post-employment benefit plans
Expected future benefit payments
Settlements	16
2025 | Pension plans
Expected future benefit payments
Settlements	33
2025 | Other post-employment benefit plans
Expected future benefit payments
Settlements	17
2026 | Pension plans
Expected future benefit payments
Settlements	35
2026 | Other post-employment benefit plans
Expected future benefit payments
Settlements	18
2027 | Pension plans
Expected future benefit payments
Settlements	35
2027 | Other post-employment benefit plans
Expected future benefit payments
Settlements	19
2028 | Pension plans
Expected future benefit payments
Settlements	35
2028 | Other post-employment benefit plans
Expected future benefit payments
Settlements	19
2029-2033 | Pension plans
Expected future benefit payments
Settlements	199
2029-2033 | Other post-employment benefit plans
Expected future benefit payments
Settlements	$ 91